PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Prepayments (including $2,059,668 and $1,813,904 to related parties as of June 30, 2022 and December 31, 2021, respectively)	$2,428,473	$2,169,095
Other current assets	8,845	7,618
Prepayments and other receivables	$2,437,318	$2,176,713

Prepayments and other current assets consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Prepayments (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)	$2,169,095	$376,746
Other current assets	7,618	7,062
Prepayments and other current assets	$2,176,713	$383,808